FT Vest Laddered Moderate Buffer ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
FT Vest Laddered Moderate Buffer ETF | FT Vest Laddered Moderate Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	11.69%